Segment information (Details) - Schedule of segment information of the Group $ in Thousands, $ in Thousands			12 Months Ended
		Jan. 03, 2021 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Segment information (Details) - Schedule of segment information of the Group [Line Items]
EBITDA						$ 2,316,108
Depreciation and amortization				$ 287,702
Operating income				2,028,406
Interest income				28,689
Interest expense				(543,321)
Unrealized (loss) gain in valuation of DFI				(43,522)
Foreign exchange loss, net				(83,368)
Income before income taxes				1,386,884
Income taxes				516,920
Income for the year				869,964
Net revenue				11,507,549
Divestment in subsidiaries				(21,862)
Total assets						11,332,733
Total liabilities				(10,235,453)
Fixed assets additions				124,608
BWM [Member]
Segment information (Details) - Schedule of segment information of the Group [Line Items]
EBITDA		$ 2,107,023	$ 1,514,227		$ 2,683,987
Depreciation and amortization		43,688	109,055		82,122
Operating income		2,063,335	1,405,172		2,601,865
Interest income		10,930	10,607		25,872
Interest expense		(80,253)	(546,977)		(75,818)
Unrealized (loss) gain in valuation of DFI		(287,985)	(43,522)		330,315
Changes in fair value of warrants		(851,520)
Foreign exchange loss, net		(30,402)	(81,212)		(319,739)
Income before income taxes		824,105	744,068		2,562,495
Income taxes		525,661	367,166		814,556
Income for the year		298,444	376,902		1,747,939
Net revenue		7,237,628	6,343,344		10,067,683
Divestment in subsidiaries			(21,862)
Total assets		4,359,706	8,958,162		5,185,229
Total liabilities		(3,477,730)	(8,363,605)		(3,985,026)
Fixed assets additions		$ 619,279	$ 77,899		$ 336,310
JAFRA [Member]
Segment information (Details) - Schedule of segment information of the Group [Line Items]
EBITDA						801,881
Depreciation and amortization				178,647
Operating income				623,234
Interest income				32,777
Interest expense				(11,039)
Foreign exchange loss, net				(2,156)
Income before income taxes				642,816
Income taxes				149,754
Income for the year				493,062
Net revenue				5,166,545
Total assets						8,154,942
Total liabilities				(2,592,037)
Fixed assets additions				50,201
Eliminations [Member]
Segment information (Details) - Schedule of segment information of the Group [Line Items]
EBITDA	[1]
Depreciation and amortization	[1]
Operating income	[1]
Interest income	[1]			(14,695)
Interest expense	[1]			14,695
Unrealized (loss) gain in valuation of DFI	[1]
Changes in fair value of warrants	[1]
Foreign exchange loss, net	[1]
Income before income taxes	[1]
Income taxes	[1]
Income for the year	[1]
Net revenue	[1]			(2,340)
Divestment in subsidiaries	[1]
Total assets	[1]					$ (5,780,371)
Total liabilities	[1]			720,189
Fixed assets additions	[1]			$ (3,492)

[1]	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.